Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2020	December 31, 2019
Other tax payable	$777,810	$390,403
Accrued payroll	159,350	168,818
Deposits from sub-lessors of land use rights (i)	-	124,393
Other current liabilities	44,273	51,720
	$981,433	$735,334

(i)	The Company leased two pieces of land use rights (Note 7) from certain sub-lessors and required of deposits from these sub-lessors and would release the deposits upon sub-lessors’ issuance of invoices to the Company. The Company released deposits in the year ended December 31, 2020 upon receiving invoices from the sub-lessors.

Other tax payable

Other tax payables consist of the following:

	December 31, 2020	December 31, 2019
Value added tax payable	$740,894	$366,535
Local taxes payable	36,916	23,868
	$777,810	$390,403